Summary of Significant Accounting Policies - Summary of Lease Liabilities Recognized in the Consolidated Financial Position (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Jan. 01, 2019
Presentation of leases for lessee [abstract]
Operating lease commitments as per December 31, 2018	€ 19,627
Short-term contracts, and low value assets	(169)
Undiscounted, operating lease commitments as per January 1, 2019			€ 19,458
Lease liabilities discounted by incremental borrowing rates as per January 1, 2019	€ 17,700 [1]	€ 36,619	€ 17,700

[1]	Beginning balance includes the impact from implementing IFRS 16, “Leases” at January 1, 2019.